Fair Value Measurements - Hierarchy - Recurring Basis (Details) (10-K) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents			$ 165,000,000
Available-for-sale securities	$ 1,675,000,000	$ 1,729,000,000	604,000,000
Trading securities	112,000,000	137,000,000	2,330,000,000
Preferred stock	6,000,000	6,000,000	0
Investment securities	1,788,000,000	1,867,000,000	2,935,000,000
Other trading securities		128,000,000	5,000,000
Transfer from Level 1 Assets to Level 2	0	0	0
Transfer from Level 2 Assets to Level 1		0	0
Transfer from Level 1 Liabilities to Level 2		0	0
Transfers from Level 2 Liabilities to Level 1		0	0
US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities	135,000,000	140,000,000	102,000,000
US Treasury and Government [Member]
Assets
Available-for-sale securities	40,000,000	111,000,000	64,000,000
Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	112,000,000	116,000,000	24,000,000
Common Stock [Member]
Assets
Available-for-sale securities	21,000,000	23,000,000
Other Long-term Investments [Member]
Assets
Available-for-sale securities	2,000,000	2,000,000	1,000,000
Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	82,000,000	128,000,000	73,000,000
Preferred Stock [Member]
Assets
Available-for-sale securities	15,000,000	13,000,000	7,000,000
Foreign Government Debt Securities [Member]
Assets
Available-for-sale securities	119,000,000	126,000,000
Corporate Debt Securities [Member]
Assets
Available-for-sale securities	1,067,000,000	999,000,000	267,000,000
Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities	82,000,000	71,000,000	63,000,000
Bonds [Member]
Assets
Available-for-sale securities	1,637,000,000	1,691,000,000	596,000,000
Trading securities	106,000,000	131,000,000
Certificates of Deposit and Commercial Paper [Member]
Assets
Available-for-sale securities			3,000,000
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	69,000,000	0	165,000,000
Investment securities	1,743,000,000	1,829,000,000	2,926,000,000
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	589,000,000	939,000,000	714,000,000
Investment securities	35,000,000	36,000,000	0
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents		0	0
Investment securities	10,000,000	2,000,000	9,000,000
Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents in mutual funds		240,000,000	236,000,000
Cash and cash equivalents			165,000,000
Available-for-sale securities		1,729,000,000	604,000,000
Trading securities		137,000,000	2,330,000,000
Investment securities		1,866,000,000	2,934,000,000
Restricted cash in mutual funds		277,000,000	207,000,000
Total		2,383,000,000	3,542,000,000
Other trading securities		128,000,000	5,000,000
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities		140,000,000	102,000,000
Trading securities			14,000,000
Fair Value, Measurements, Recurring [Member] | US Treasury and Government [Member]
Assets
Available-for-sale securities		111,000,000	64,000,000
Trading securities			303,000,000
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities		116,000,000	24,000,000
Trading securities		2,000,000	151,000,000
Fair Value, Measurements, Recurring [Member] | Common Stock [Member]
Assets
Available-for-sale securities		23,000,000
Fair Value, Measurements, Recurring [Member] | Other Long-term Investments [Member]
Assets
Available-for-sale securities		2,000,000	1,000,000
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities		128,000,000	73,000,000
Trading securities		2,000,000	36,000,000
Fair Value, Measurements, Recurring [Member] | Non-US government and government sponsored entities [Member]
Assets
Available-for-sale securities		126,000,000
Trading securities		3,000,000	20,000,000
Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Assets
Available-for-sale securities		13,000,000	7,000,000
Preferred stock	6,000,000	6,000,000
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets
Available-for-sale securities		999,000,000	267,000,000
Trading securities		124,000,000	1,056,000,000
Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities		71,000,000	63,000,000
Trading securities			512,000,000
Fair Value, Measurements, Recurring [Member] | Bonds [Member]
Assets
Available-for-sale securities			596,000,000
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit and Commercial Paper [Member]
Assets
Available-for-sale securities			3,000,000
Trading securities			238,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents in mutual funds		0	0
Cash and cash equivalents	69,000,000		165,000,000
Available-for-sale securities	1,642,000,000	1,698,000,000	596,000,000
Trading securities	101,000,000	131,000,000	2,330,000,000
Investment securities	1,743,000,000	1,829,000,000	2,926,000,000
Restricted cash in mutual funds			0
Total	1,812,000,000	1,829,000,000	3,091,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities	135,000,000	140,000,000	102,000,000
Trading securities			14,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury and Government [Member]
Assets
Available-for-sale securities	40,000,000	111,000,000	64,000,000
Trading securities			303,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	112,000,000	116,000,000	21,000,000
Trading securities	2,000,000	2,000,000	151,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
Assets
Available-for-sale securities		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Long-term Investments [Member]
Assets
Available-for-sale securities			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	82,000,000	128,000,000	73,000,000
Trading securities	1,000,000	2,000,000	36,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Non-US government and government sponsored entities [Member]
Assets
Available-for-sale securities	119,000,000	126,000,000
Trading securities	3,000,000	3,000,000	20,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Preferred Stock [Member]
Assets
Available-for-sale securities	7,000,000	7,000,000	7,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Assets
Available-for-sale securities	1,066,000,000	999,000,000	263,000,000
Trading securities	93,000,000	124,000,000	1,056,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities	81,000,000	71,000,000	63,000,000
Trading securities	2,000,000		512,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Bonds [Member]
Assets
Available-for-sale securities	1,635,000,000	1,691,000,000	589,000,000
Trading securities	101,000,000	131,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit and Commercial Paper [Member]
Assets
Available-for-sale securities			3,000,000
Trading securities			238,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents in mutual funds	158,000,000	240,000,000	236,000,000
Cash and cash equivalents			0
Available-for-sale securities	29,000,000	29,000,000	0
Trading securities	6,000,000	6,000,000	0
Investment securities	35,000,000	35,000,000	0
Restricted cash in mutual funds	163,000,000	277,000,000	207,000,000
Total	356,000,000	552,000,000	443,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities			0
Trading securities			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury and Government [Member]
Assets
Available-for-sale securities			0
Trading securities			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities			0
Trading securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Assets
Available-for-sale securities	21,000,000	23,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Long-term Investments [Member]
Assets
Available-for-sale securities			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities			0
Trading securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Non-US government and government sponsored entities [Member]
Assets
Trading securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Preferred Stock [Member]
Assets
Available-for-sale securities	8,000,000	6,000,000	0
Preferred stock	6,000,000	6,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Assets
Available-for-sale securities			0
Trading securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities			0
Trading securities			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Bonds [Member]
Assets
Available-for-sale securities			0
Trading securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit and Commercial Paper [Member]
Assets
Available-for-sale securities			0
Trading securities			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents in mutual funds		0	0
Cash and cash equivalents			0
Available-for-sale securities	4,000,000	2,000,000	8,000,000
Trading securities	5,000,000	0	0
Investment securities	9,000,000	2,000,000	8,000,000
Restricted cash in mutual funds			0
Total	9,000,000	2,000,000	8,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities			0
Trading securities			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury and Government [Member]
Assets
Available-for-sale securities			0
Trading securities			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	0	0	3,000,000
Trading securities			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Long-term Investments [Member]
Assets
Available-for-sale securities	2,000,000	2,000,000	1,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	0	0	0
Trading securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Non-US government and government sponsored entities [Member]
Assets
Trading securities			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Preferred Stock [Member]
Assets
Available-for-sale securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Assets
Available-for-sale securities	1,000,000	0	4,000,000
Trading securities	4,000,000		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities	1,000,000	0	0
Trading securities	1,000,000		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Bonds [Member]
Assets
Available-for-sale securities	2,000,000	0	7,000,000
Trading securities	5,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit and Commercial Paper [Member]
Assets
Available-for-sale securities			0
Trading securities			0
Fair Value, Measurements, Nonrecurring [Member]
Assets
Total	166,000,000	19,000,000	30,000,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total	166,000,000	19,000,000	30,000,000
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	658,000,000	939,000,000	879,000,000
Investment securities	1,788,000,000	1,867,000,000	2,935,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents in mutual funds	158,000,000	240,000,000
Cash and cash equivalents	69,000,000
Available-for-sale securities	1,675,000,000	1,729,000,000
Trading securities	112,000,000	137,000,000
Investment securities	1,787,000,000	1,866,000,000
Restricted cash in mutual funds	163,000,000	277,000,000
Total	2,177,000,000	2,383,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities	135,000,000	140,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury and Government [Member]
Assets
Available-for-sale securities	40,000,000	111,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	112,000,000	116,000,000
Trading securities	2,000,000	2,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock [Member]
Assets
Available-for-sale securities	21,000,000	23,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Other Long-term Investments [Member]
Assets
Available-for-sale securities	2,000,000	2,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	82,000,000	128,000,000
Trading securities	1,000,000	2,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Non-US government and government sponsored entities [Member]
Assets
Available-for-sale securities	119,000,000	126,000,000
Trading securities	3,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Assets
Available-for-sale securities	15,000,000	13,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets
Available-for-sale securities	1,067,000,000	999,000,000
Trading securities	97,000,000	124,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities	82,000,000	71,000,000
Trading securities	3,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Bonds [Member]
Assets
Available-for-sale securities	1,637,000,000	1,691,000,000
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	658,000,000	939,000,000	879,000,000
Investment securities	1,788,000,000	1,867,000,000	2,935,000,000
Portion at Other than Fair Value Measurement [Member] | Common Stock [Member]
Assets
Available-for-sale securities	$ 1,000,000	$ 1,000,000	$ 1,000,000